Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Consolidation [Policy Text Block]

(a) Basis of Consolidation

The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles. The consolidated financial statements include the accounts of the Company, its subsidiaries and its VIE for which the Company is the primary beneficiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates [Policy Text Block]

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates.

Economic and Political Risks [Policy Text Block]

(c) Economic and Political Risks

The majority of the Company’s operations are conducted in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.

Cash and Cash Equivalents [Policy Text Block]

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased and cash deposits with financial institutions with original maturities of three months or less to be cash equivalents (Level 1).

The Company maintains its cash accounts at credit worthy financial institutions and closely monitors the movements of its cash positions. At December 31, 2012 and 2011, approximately $10.75 million and $14.02 million, respectively was held in bank accounts in the PRC.

Restricted Cash [Policy Text Block]

(e) Restricted Cash

Restricted cash as of December 31, 2012 and 2011 consists of security deposits in bank accounts in the PRC that serve as collateral for the Company’s revolving working capital facility, which are included in short-term loans, bills payable, as well as letter of credit facilities.

Accounts Receivable, Bills Receivable and Concentration of Risk [Policy Text Block]

(f) Accounts Receivable, Bills Receivable and Concentration of Risk

The Company evaluates the creditworthiness of each customer before accepting them and continuously monitors their recoverability. If there are any indicators that the customer may not make payment, then we may consider making provision for non-collectability for that particular customer. At the same time, we may cease further sales or services to such customer. The following are some of the factors that we consider in determining whether to discontinue sales or record an allowance:

  the customer fails to comply with its payment schedule;

  the customer is in serious financial difficulty;

  a significant dispute with the customer has occurred regarding job progress or other matters;

  the customer breaches any of the contractual obligations;

  the customer appears to be financially distressed due to economic or legal factors;

  the business between the customer and the Company is not active; and

  other objective evidence which indicates non-collectability of the accounts receivable.

We consider the following factors when determining whether to permit a longer payment period or provide other concessions to customers:

  the customer’s past payment history;

  the customer’s general risk profile, including factors such as the customer’s size, age, and public or private status;

  macroeconomic conditions that may affect a customer’s ability to pay; and

  the relative importance of the customer relationship to our business.

Bills receivable represent bank undertakings that essentially guarantee payment of amounts thereunder. The undertakings are provided by banks upon receipt of collateral deposits from the Company’s customers or debtors. Bills receivable can be sold at a discount before maturity, which is typically within three months.

Accounts receivable include $73.36 million and $72.23 million of unbilled accounts receivable at December 31, 2012 and 2011, respectively. Unbilled accounts receivable consist of estimated future billings for work performed but not yet invoiced to the customer. Unbilled accounts receivable are generally invoiced upon the completion of work orders, which is estimated to be within one year.

The Company’s top five customers accounted for 22% of accounts receivable as of December 31, 2012, of which no single customer accounted for greater than 10% or more of accounts receivable. The Company’s top five customers accounted for 19% of accounts receivable as of December 31, 2011, of which no single customer accounted for greater than 10% or more of accounts receivable.

For the years ended December 31, 2012, 2011 and 2010, no single customer accounted for 10% or more of total revenue. The allowance for doubtful accounts at December 31, 2012 and 2011, totaled $29.52 million and $9.37 million respectively, representing management’s best estimate.

Accounts receivable as at December 31, 2012 and 2011 are as follows:

	December 31,	December 31,
	2012	2011
Accounts receivable - Billed	$42,154,611	$40,490,742
Accounts receivable - Unbilled	73,321,889	72,225,044
Total Accounts Receivable	115,476,500	112,715,786
Bad Debt Provision	(29,517,614)	(9,373,327)
Accounts Receivable - Net	$85,958,886	$103,342,459

The following table describes the movements in the allowance for doubtful accounts during the years ended December 31, 2012 and 2011:

Balance at January 1, 2011	$6,072,644
Increase in allowance for doubtful accounts	6,169,941
Amounts recovered during current period	(3,145,062)
Foreign exchange difference	275,804
Balance at December 31, 2011	$9,373,327
Increase in allowance for doubtful accounts	24,708,326
Amounts written off as uncollectible	(4,598,552)
Amounts recovered during the year	(55,548)
Foreign exchange difference	90,061
Balance at December 31, 2012	$29,517,614

Advances to Suppliers [Policy Text Block]	(g) Advances to Suppliers Advances to suppliers represent cash deposits for the purchase of inventory items from suppliers.
Advances from Customers [Policy Text Block]	(h) Advances from Customers Advances from customers represent cash received from customers as advance payments for the purchase of the Company’s products.
Fair Value of Financial Instruments and Fair Value Measurement [Policy Text Block]

(i) Fair Value of Financial Instruments and Fair Value Measurement

 Fair Value of Financial Instruments

Management has estimated that the carrying amounts of non-related party financial instruments approximate fair values for all periods presented due to their short-term maturities. The carrying amount of long-term debt approximates fair value because of its variable interest rate. The fair value of the amounts due from (to) related parties is not practicable to estimate due to the related party nature of the underlying transactions.

Fair Value Accounting

Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). As required by FASB ASC 820-10, assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy under FASB ASC 820-10 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As of December 31, 2012, goodwill, property, plant and equipment, and purchased software were measured at fair value on a non-recurring basis using level 3 inputs, which resulted in impairment on certain assets. Refer to Note 5 and Note 9 for impairment detail.

Inventories [Policy Text Block]

(j) Inventories

Inventories are valued at the lower of cost or market. Market is the estimated selling price in the ordinary course of business less the estimated cost of completion and the estimated costs necessary to make the sale.

The Company performs an analysis of slow-moving or obsolete inventory periodically and any necessary valuation reserves, which could potentially be significant, are included in the period in which the evaluations are completed. As of December 31, 2012 and 2011, the inventory impairment was mainly from raw materials, and results in a new cost basis for accounting purposes.

For the years ended December 31, 2012 and 2011, approximately 36% and 43%, respectively of total inventory purchases were from five unrelated suppliers. Two suppliers accounted for 22.8% of total inventory purchases in 2012 and no other suppliers accounted for greater than 10% of total inventory purchases. Two suppliers accounted for 25% of total inventory purchases in 2011 and no other suppliers accounted for greater than 10% of total inventory purchases. One supplier accounted for 10.6% of total inventory purchases in 2010 and no other suppliers accounted for greater than 10% of total purchases.

Long-term Investments [Policy Text Block]

(k) Long-term Investments

Long-term investments (level 3) are carried at cost. If a decline in the fair value of a cost method investment is determined to be other than temporary, an impairment charge is recorded and the fair value becomes the new cost basis of the investment. Management evaluates all cost method investments for impairment; however, the fair value of the cost method investments is not required to be determined unless impairment indicators are present. When impairment indicators exist, discounted cash flow analyses are generally used to estimate the fair value.

Property, plant and equipment [Policy Text Block]

(l) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated amortization and depreciation. Amortization and depreciation is provided over the assets’ estimated useful lives, using the straight-line method. Estimated useful lives of property, plant and equipment are as follows:

Office buildings	20 - 50 years
Plant and machinery	3 - 20 years
Electronics equipment, furniture and fixtures	3 - 5 years
Motor vehicles	5 years
Purchased software	3 - 10 years

Maintenance and repairs costs are expensed as incurred, whereas significant renewals and betterments are capitalized.

Land use rights [Policy Text Block]

(m) Land use rights

All land in the PRC is owned by the PRC government. The government in the PRC, according to the PRC law, may sell the right to use the land for a specified period of time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land under operating lease arrangements and are stated at cost less accumulated amortization and any recognized impairment loss. The cost of the land use right is amortized on a straight-line basis over the beneficial period of 46 years.

Intangible assets [Policy Text Block]

(n) Intangible assets

Intangible assets represent technology and customer base intangible assets acquired in connection with business acquisitions, and software development costs capitalized by the Company’s subsidiaries.

Intangible assets are amortized using the straight-line method over the following estimated useful lives:

Software development costs	2 - 5 years
Technology	10 - 20 years
Trademarks	20 years
Customer base	2 years

Goodwill [Policy Text Block]

(o) Goodwill

ASC 350-30-50, “Goodwill and Other Intangible Assets”, requires the testing of goodwill and indefinite-lived intangible assets for impairment at least annually. The Company tests goodwill for impairment in the fourth quarter each year or earlier if an indicator of impairment exists.

Under applicable accounting guidance, the goodwill impairment analysis is a two-step test. The first step of the goodwill impairment test involves comparing the fair value of each reporting unit with its carrying amount including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed to measure potential impairment.

The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of goodwill, an impairment charge is recorded for the excess.

Long-Lived Assets [Policy Text Block]

(p) Long-Lived Assets

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. It is reasonably possible that these assets could become impaired as a result of technology or other industry changes. Determination of recoverability of assets to be held and used is determined by comparing the carrying amount of an asset to future net undiscounted cash flows to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets held for disposal, if any, are reported at the lower of the carrying amount or fair value less costs to sell.

Revenue Recognition [Policy Text Block]

(q) Revenue Recognition

The Company generates its revenues primarily from three sources, (1) hardware sales, (2) software sales, and (3) system integration services. The Company’s revenue recognition policies are in accordance with SEC Staff Accounting Bulletin No. 104, "Revenue Recognition", FASB ASC No. 605-35 "Construction-Type and Production-Type Contracts" ("FASB ASC 605-35"), and FASB ASC No. 605-25 “Multiple-Element Arrangements” (“FASB ASC 605-25”).

Hardware revenues are generated primarily from the sale of display technology products and are recognized only when persuasive evidence of an arrangement exists, delivery has occurred and upon receipt of customers’ acceptance, the price to the customer is fixed or determinable in accordance with the contract, and collectability is reasonably assured. Hardware sales do not include software or system integration, and are classified on the “Revenue-Products” line on the Company’s consolidated statement of (loss) income.

Software revenues are generated from fixed-price contracts which include the designing, building and development of software products, and services to customize such software to meet customers’ needs. Software development projects usually include developing software, integrating various isolated software systems into one, and testing the system. The design and build services, together with the integration of the various elements, are generally determined to be essential to the functionality of the delivered software, and accordingly revenue is recognized using the percentage of completion method of accounting in accordance with FASB ASC 605-35. The percentage of completion for each contract is estimated based on the ratio of direct labor hours incurred to total estimated direct labor hours. Software sales do not include either hardware or system integration, and are classified on the “Revenue-Software” line on the Company’s consolidated statement of (loss) income.

System integration revenues are generated from fixed-price contracts which combines both of the foregoing elements (customized software development and integration, and non-customized hardware). System integration projects usually include the purchase of hardware, developing software, and integrating various systems into one, and testing the system. Accordingly, system integration revenues contain multiple deliverables consisting of two separate units of account (1) software development and integration, and (2) hardware, both of which are clearly outlined in contracts executed with customers. Revenue from the software element is recognized using the percentage of completion method of accounting outlined above under software revenues. Revenue from the hardware element is recognized when all four revenue recognition criteria are met, as outlined above under hardware revenues, which generally occurs upon customer acceptance. The hardware component of system integration projects consists of standard products and requires only minor modification and an insignificant amount of labor to meet customers’ needs. Collectively, revenues from system integration projects are recognized using percentage of completion based on the ratio of costs incurred to total estimated costs, and are classified on the “Revenue-System integration” line on the Company’s consolidated statement of (loss) income.

The Company accounts for system integration projects in accordance with FASB ASC 605-25. To determine the selling price of each unit of account included within the system integration contracts, the Company uses vendor-specific objective evidence (VSOE) for the software component, and third-party evidence for the hardware component.

In addition, the Company provides post contract support (PCS), which includes telephone technical support that is not essential to the functionality of the software or hardware elements. Although VSOE does not exist for PCS, because (1) the PCS fees are included in the total contract amount, (2) the PCS service period is for less than one year, (3) the estimated cost of providing PCS is not significant, and (4) unspecified upgrades enhancements offered are minimal and infrequent; the Company recognizes PCS revenue after delivery and customer acceptance.

Contract periods are usually less than six months, and typical contract periods for PCS are 12 months.

Customers are billed in accordance with contract terms, which typically require partial payment at the signing of the contract, partial payment at delivery and customer acceptance dates, with the remainder due within a stated period of time not exceeding 12 months. Occasionally, the Company enters into contracts which allow a percentage of the total contract price to be paid one to three years after completion of a system integration project. Revenues on these extended payments are recognized upon completion of the terms specified in the contract and when collectability is reasonably assured.

No rights of return are allowed except for non-conforming products, which have been insignificant based on historical experiences. If nonconforming products are returned due to software issues, the Company will provide upgrades or additional customization to suit customers’ needs. In cases where non-conformity is a result of integrated hardware, the Company returns the hardware to the original vendor for replacement.

Unbilled accounts receivable consist of estimated future billings for work performed but not yet invoiced to the customer. Unbilled accounts receivable are generally invoiced within one year of completion of the work performed. Changes in estimates for revenues, costs and profits are recognized in the period in which they are determinable. When the Company’s estimates indicate that the entire contract will be performed at a loss, a provision for the entire loss is recorded in the current accounting period.

Treasury Stock [Policy Text Block]

(r) Treasury Stock

The Company repurchases its common stock from time to time in the open market and holds such shares as treasury stock. The Company applies the “cost method” and presents the cost to repurchase such shares as a reduction in shareholders’ equity. During the year ended December 31, 2012 and 2011, the Company repurchased a net total of 223,604 and 357,627 shares of common stock, respectively. No shares were repurchased in 2010.

Stock-based compensation [Policy Text Block]

(s) Stock-based compensation

The Company applies ASC No. 718, “Compensation — Stock Compensation” (formerly the SFAS No. 123 (revised 2004) “Share-based Payment”), which requires that share-based payment transactions with employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

During the years ended December 31, 2012, 2011 and 2010, the Company recognized $0 million, $0 million and $3.13 million, respectively of compensation expense.

Foreign Currency Translation [Policy Text Block]

(t) Foreign Currency Translation

The functional currency of the US and BVI companies is the United States dollar. The functional currency of the Company’s Hong Kong subsidiaries is the Hong Kong dollar.

The functional currency of the Company’s wholly-owned PRC subsidiaries and its VIE is the Chinese Renminbi Yuan, (“RMB”). RMB is not freely convertible into foreign currencies. The Company’s PRC subsidiaries’ and their VIE’s financial statements are maintained in the functional currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet date. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective periods.

For financial reporting purposes, the financial statements of the Company have been translated into United States dollars. Assets and liabilities are translated at exchange rates at the balance sheet dates, revenue and expenses are translated at average exchange rates, and equity is translated at historical exchange rates. Any resulting translation adjustments are not included in determining net income but are included in other comprehensive income, a component of equity.

The exchange rates adopted are as follows:

	December 31,	December 31,
	2012	2011
Year end exchange rate	6.3012	6.3532
Average yearly exchange rate	6.3052	6.4533

The average yearly exchange rate adopted for the year ended December 31, 2010 was 6.7595.

No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at the rates used in translation.

Subsidy Income [Policy Text Block]

(u) Subsidy Income

Subsidy income mainly represents income received from the local governmental agency in China for development and designated activities. We have no continuing obligation under the subsidy provision.

Income Taxes [Policy Text Block]

(v) Income Taxes

Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion, or all of, the deferred tax asset will not be realized. The Company classifies interest and/or penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

The Company applies the provisions of ASC No. 740 “Income Taxes” (“ASC 740”), which clarifies the accounting for uncertainty in income taxes recognized by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides accounting guidance on de-recognition, classification, interest and penalties, and disclosure.

Segment reporting [Policy Text Block]

(w) Segment reporting

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

In connection with the changes in the Company’s business portfolio and realignment of management, management conducted a review of its operating business segments during the first quarter of 2011. The review resulted in changing the segment reporting from four to two new segments, Information Technology (“IT”), and Display Technology (“DT”).

The Company’s new segment reporting, which has been used for all periods presented, follows the organizational structure as reflected in its internal management reporting systems, which are the basis for assessing the financial performance of the business segments and for allocating resources to the business segments.

The Company reports financial and operating information in the following two segments:

(a)

IT includes revenues from products and services surrounding the Company’s variety of software core competencies currently primarily in Geographic Information Systems, Digital Public Security Technologies and Hospital Information Systems. IT segment revenues are generated from the sales of software and system integration services, as well as hardware other than display products.

(b)

DT includes revenues from products and services surrounding the Company’s display technology core competencies currently primarily in Geographic Information Systems, Digital Public Security Technologies, Education and Media Solutions and consumer products. DT segment revenues are generated from sales of hardware and total solutions of hardware integrated with proprietary software and content, as well as services.

Sales, use and other value added tax [Policy Text Block]	(x) Sales, use and other value added tax Revenue is recorded net of applicable sales, use and value added tax.
Recent Accounting Pronouncements [Policy Text Block]

(y) Recent Accounting Pronouncements

In September 2011, the FASB issued Accounting Standards Update (ASU) 2011-08 “Intangibles—Goodwill and Other” (Topic 350) – “Testing Goodwill for Impairment”. ASU 2011-08 provides an entity the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is greater than its carrying amount, then performing the two-step impairment test is not required. ASU 2011-08 was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Refer to Note 5 regarding our goodwill impairment test.

Reclassifications [Policy Text Block]	(z) Reclassifications Certain amounts in the 2011 consolidated financial statements have been reclassified to conform to the current year presentation.